Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Line Items]
Schedule of Company’s Major Subsidiaries and Consolidated VIE

As of December 31, 2025, the Company’s major subsidiaries and consolidated VIE are as follows:

Name	Date of Incorporation	Place of incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Wholly and Major owned subsidiaries
AI PLUS HOLDING LIMITED (“AI Plus”)	August 30, 2018	British Virgin Islands	100%	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”)	December 17, 2018	Hong Kong	100%	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”)	February 21, 2019	PRC	100%	WFOE, a holding company

VIE
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”)	August 27, 2009	PRC	100%	Internet technology development

Subsidiaries of VIE
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”)	June 3, 2016	Hong Kong	100%	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”)	July 18, 2016	PRC	70%	AI robot development

Variable Interest Entity [Member]
Organization and Principal Activities [Line Items]
Schedule of Consolidated Balance Sheets Information

Consolidated Balance Sheets Information

	As of December 31,
	2024	2025
Assets
Current assets:
Cash and cash equivalents	$566,544	$43,721
Restricted cash	-	116,838
Accounts receivable, net	55,522,880	5,097,619
Amounts due from related parties, current	13,587,536	21,356
Inventories	10,724	-
Contract costs	2,357,950	1,639,892
Advance to suppliers	3,205,098	36,478
Prepaid expenses and other current assets, net	413,579	343,376
Amount due from intercompany, current	2,063,000	3,537,843
Total current assets	77,727,311	10,837,122

Non-current assets:
Property and equipment, net	1,777,249	118,497
Intangible assets, net	140,366	111,420
Long-term investments	937,909	61,981
Right of use assets	66,913	-
Prepaid expenses and other non-current assets	3,558,515	3,655,687
Total non-current assets	6,480,952	3,947,585

TOTAL ASSETS	$84,208,263	$14,784,707

Liabilities
Current liabilities:
Short-term borrowings	$32,879,865	$29,214,396
Accounts payable	26,740,606	36,757,500
Amount due to related parties, current	67,068	70,004
Deferred revenue	2,385,228	2,363,266
Accrued expenses and other current liabilities	22,173,896	24,988,421
Lease liabilities, current	57,545	40,098
Amount due to intercompany, current	31,080,404	37,322,575
Total current liabilities	115,384,612	130,756,260

Non-current liabilities:
Amount due to related parties, non current	7,336,833	7,602,043
Accrued liabilities, non-current	4,508,695	4,704,972
Long-term borrowing		1,387,082
Lease liabilities, non-current	-	18,390
Total non-current liabilities	11,845,528	13,712,487

TOTAL LIABILITIES	$127,230,140	$144,468,747

Schedule of Consolidated Statements of Operations and Comprehensive loss

Consolidated Statements of Operations and Comprehensive loss

	For the years ended December 31,
	2023	2024	2025
Net revenue	$59,165,258	$71,030,671	$18,315,230
Net loss	$(24,030,102)	$(4,260,015)	$(85,741,785)

Schedule of Consolidated Cash Flows Information

Consolidated Cash Flows Information

	For the years ended December 31,
	2023	2024	2025
Net cash (used in) provided by operating activities	$15,185,225	$(10,504,500)	$4,599,443
Net cash (used in) provided by investing activities	(16,842,456)	(465,451)	42,087
Net cash provided by (used in) financing activities	1,322,448	10,612,756	(4,015,965)
Effect of exchange rate changes	200,007	12,698	(1,031,550)
Net change in cash, cash equivalents and restricted cash	$(134,776)	$(344,497)	$(405,985)